Investments	12 Months Ended
Dec. 31, 2024
Disclosure Investments Abstract
Investments

28.	Investments
28.1.	Information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Sales revenues (1)	Share-holders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100.00	100.00	44,842	59,836	3,668	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	2,227	932	161	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	281	60	99	Brazil
Petrobras Biocombustível S.A.	G&LCE	100.00	100.00	242	135	13	Brazil
Araucária Nitrogenados S.A.	RT&M	100.00	100.00	−	90	75	Brazil
Termomacaé S.A.	G&LCE	100.00	100.00	11	48	7	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100.00	100.00	−	2	−	Cayman Islands
Termobahia S.A.	G&LCE	98.85	98.85	−	56	10	Brazil
Baixada Santista Energia S.A.	G&LCE	100.00	100.00	−	53	8	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	Corporate, others	99.15	99.15	−	18	5	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72.00	49.00	14	6	1	Brazil
Petrobras Comercializadora de Gás e Energia e Participações S.A.	G&LCE	100.00	100.00	29	12	5	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	G&LCE	51.00	51.00	313	61	85	Brazil
Associação Petrobras de Saúde (2)	Corporate, others	93.47	93.47	892	117	5	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	60	47	22	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30.00	30.00	−	186	(23)	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	−	23	4	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.33	−	5	(16)	Brazil
Brasympe Energia S.A.	G&LCE	20.00	20.00	−	13	3	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	34.54	50.00	−	20	6	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	−	−	−	Brazil
Associates
Braskem S.A. (3)	RT&M	36.15	47.03	−	(4)	(1,053)	Brazil
Energética SUAPE II S.A.	G&LCE	20.00	20.00	−	84	32	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	38.80	38.80	−	−	−	Brazil
Bioenergética Britarumã S.A.	G&LCE	30.00	30.00	−	−	−	Brazil
Transportadora Sulbrasileira de Gás - TSB	G&LCE	25.00	25.00	−	2	1	Brazil
(1) Sales revenues refers to the home country of companies. Regarding PIBBV, the composition of sales revenue is: 55% in the Netherlands, 26% in the United States, and 19% in Singapore.
(2) APS is a non-profit civil association, which carries out health assistance activities, and is consolidated in the Company’s financial statements.
(3) Equity and net income at September 30, 2024, most current public information.

The main investees of PIB BV are:

•	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras;
•	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
•	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC);
•	Petrobras Singapore Private Limited - PSPL (100%, based in Singapore), which operates primarily in the trading of crude oil, oil products, biofuels and liquefied natural gas (LNG); and
•	Petrobras Netherlands B.V. - PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (90.11%), Petrobras Frade Inversiones SA - PFISA (100%) and BJSOO BV (20%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia. Considering the liquidation process of companies in the Netherlands, the company Agri BV was liquidated in the fiscal year 2024. Currently, the Company is assessing the liquidation of Guara BV, Libra BV, Papa-Terra BV, Roncador BV and PFISA, where conditions precedent are pending. Subsequently, the Company will assess the liquidation of Tupi BV and Iara BV.

In 2024, the Company carried out the disposal of the following direct investments:

•	Transfer of its entire 30% equity interest in Brentech Energia S.A. on May 29, 2024.
•	Exercise of the tag-along right for its 18.8% equity interest in the capital of UEG Araucária S.A. (UEGA) on July 1, 2024.

Additionally, the Company approved the dissolution of Refinaria de Mucuripe S.A. on December 30, 2024.

28.2.	Investments in associates and joint ventures

	Balance at 12.31.2023	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2024
Joint Ventures	481	13	–	125	(4)	–	(134)	481
MP Gulf of Mexico, LLC/PIB BV	340	−	−	75	1	−	(118)	298
Compañia Mega S.A. - MEGA	119	−	−	60	1	−	(17)	163
Other joint ventures	22	13	−	(10)	(6)	−	1	20
Associates	873	9	(12)	(752)	323	(261)	(5)	175
Others Associates	873	9	(12)	(752)	323	(261)	(5)	175
Other investments	4	−	−	−	(1)	−	−	3
Total	1,358	22	(12)	(627)	318	(261)	(139)	659

	Balance at 12.31.2022	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2023
Joint Ventures	546	12	–	(2)	2	1	(78)	481
MP Gulf of Mexico, LLC/PIB BV	374	−	−	(3)	(1)	−	(30)	340
Compañia Mega S.A. - MEGA	149	−	−	4	1	−	(35)	119
Other joint ventures	23	12	−	(3)	2	1	(13)	22
Associates	1,016	12	(1)	(302)	(114)	266	(4)	873
Other investments	4	−	−	−	−	−	−	4
Total	1,566	24	(1)	(304)	(112)	267	(82)	1,358

28.3.	Investments in non- consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2024	12.31.2023	Type	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Associate
Braskem S.A.	212,427	212,427	Common	1.95	4.48	415	952
Braskem S.A.	75,762	75,762	Preferred A	1.87	4.52	142	342
						557	1,294

The fair value of these shares does not necessarily reflect the realizable value upon sale of a large block of shares.

Information on the main estimates used in the cash flow projections to determine the value in use of Braskem is set out in note 25.

28.4.	Non-controlling interest

The total amount of non-controlling interest at December 31, 2024 is US$ 244 (US$ 392 in 2023) primarily comprising US$ 201 of FIDC (US$ 331 in 2023); and US$ 30 of Transportadora Brasileira Gasoduto Brasil-Bolívia – TBG (US$ 51 in 2023).

Condensed financial information is set out as follows:

	FIDC		TBG
	2024	2023	2024	2023
Current assets	14,839	7,803	156	260
Property, plant and equipment	−	1	246	314
Other non-current assets	−	−	4	4
	14,839	7,804	406	578
Current liabilities	13	8	159	250
Non-current liabilities	−	−	186	224
Shareholders' equity	14,826	7,796	61	104
	14,839	7,804	406	578
Sales revenues	−	−	313	349
Net income	1,317	1,203	85	153
Increase (decrease) in cash and cash equivalents	203	(1,133)	(51)	39

The Credit Rights Investment Fund (FIDC) is a fund mainly intended to securitize “performed” and “non-performed” credits for operations carried out by the Company’s subsidiaries, aiming to optimize cash management.

TBG is an indirect subsidiary which operates in natural gas transmission activities mainly through Bolivia-Brazil Gas Pipeline. The Company holds 51% of interests in this indirect subsidiary.

28.5.	Summarized information on joint ventures and associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical, refining, production, trade and logistics of oil products, gas distribution, biofuels, thermoelectric power plants, and other activities. Condensed financial information is set out below:

	2024				2023

	Joint ventures			Associates(1)	Joint ventures			Associates(1)

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad		In Brazil	MP Gulf of Mexico, LLC	Other companies abroad

Current assets	345	400	271	6,102	330	537	275	7,910
Non-current assets	242	6	22	3,365	272	66	9	2,591
Property, plant and equipment	418	1,808	305	6,594	525	1,863	189	8,082
Other non-current assets	29	−	−	1,267	41	1	−	1,263
	1,034	2,214	598	17,328	1,168	2,467	473	19,846
Current liabilities	284	315	99	4,554	313	365	70	5,096
Non-current liabilities	498	425	19	12,641	533	424	52	13,182
Shareholders' equity	246	1,176	480	43	315	1,336	351	1,690
Non-controlling interest	6	298	−	90	7	342	−	(122)
	1,034	2,214	598	17,328	1,168	2,467	473	19,846

Sales revenues	786	1,124	149	14,430	1,036	907	−	14,199
Net Income (loss) for the year	(25)	481	208	(2,119)	5	408	21	(849)
Ownership interest - %	20 to 50%	20%	34 to 45%	20 to 38.8%	20 to 50%	20%	34 to 45%	18.8 to 38.8%
(1) It is mainly composed of Braskem.

Accounting policy for investments

Basis of consolidation

The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations (at the level of interest the Company has in them) and consolidated structured entities.

Intragroup balances and transactions, including unrealized profits arising from intragroup transactions, are eliminated in the consolidation of the financial statements.

Investments in other companies

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method.

Business combination

A business combination is a transaction in which the acquirer obtains control of another business, regardless it legal form. Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost. The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.